DoubleLine ETF Trust

2002 North Tampa Street

Suite 200

Tampa, FL 33602

Phone: (813) 791-7333

April 6, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine ETF Trust (the “Registrant”)

(File Nos. 333-260030 and 811-23746)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as certification that:

1.

The forms of Prospectus and Statement of Additional Information dated March 29, 2026 for the series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 18 to the Registrant’s registration statement under the 1933 Act filed on Form N-1A; and

2.

The text of the Post-Effective Amendment No. 18 to the Registrant’s registration statement was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on March 27, 2026 (Accession No. 0001193125-26-128032) with an effective date of March 29, 2026.

This filing pursuant to Rule 497(j) is submitted electronically within five days after the commencement of the public offering of shares of DoubleLine Ultrashort Income ETF after the effective date of Post-Effective Amendment No. 18 to the Registrant’s registration statement. If you have any questions concerning this filing, please contact me at (213) 372-3217 or by e-mail at Carolyn.Liu-Hartman@doubleline.com.

Very truly yours,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Secretary